EQUITY (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Authorized number of shares increased		12,755,492
Nominal value of shares		$ 40
Additional ordinary shares issued upon vesting of outstanding RSU's	33,958	23,956